Share-based payment arrangements - Additional information (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) shares tranche $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	1,288,263	1,054,431
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan	5 years
Number of tranches | tranche	3
Vesting percentage on first anniversary	33.33%
Vesting percentage on second anniversary	33.33%
Vesting percentage on third anniversary	33.33%
Number of share options available to grant under the plan (in shares)	2,395,869	3,451,734
Number of share purchase options vested and exercisable (in shares)	529,425	1,539,960
Weighted average exercise price of share purchase options vested and exercisable (CDN per share) | $ / shares	$ 14.01	$ 10.26
Weighted average share price at date of options exercised (CDN per share) | $ / shares	18.36	15.73
Weighted average fair value per equity instrument granted (CDN per share) | $ / shares	$ 5.11	$ 5.36
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved for issue under options (in shares)			5,000,000
Number of share purchased held in trust share-based payment arrangement (in shares)	344,839
Common shares purchased (in shares)	144,000	418,000
Market value | $	$ 2.7	$ 6.1
Restricted share units with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage on first anniversary	33.33%
Vesting percentage on second anniversary	33.33%
Vesting percentage on third anniversary	33.33%
Weighted average fair value per equity instrument granted (CDN per share) | $ / shares	$ 14.73	$ 14.74
Number of common shares equity instruments exercise into once vested (in shares)	1
Number of share options granted in share-based payment arrangement (in shares)	447,136	383,427
Number of share purchase options vested and exercisable (in shares)			0	0
Number of shares outstanding			680,249	480,825	328,677
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan	3 years
Number of share options granted in share-based payment arrangement (in shares)	186,117	222,144
Number of shares outstanding			0	251,943	566,740
Restricted share units with performance criteria | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	0.00%
Restricted share units with performance criteria | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	200.00%
Restricted share units with performance criteria new issues
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	0
Restricted shares with performance criteria, performance criteria met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	186,117	222,144
Deferred units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding			388,571	405,051
Liabilities from share-based payment transactions | $			$ 5.8	$ 5.3
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	411,870	421,502
Number of shares outstanding			974,302	689,175	342,670
Number of shares authorized for issuance (in shares)	3,126,000
Performance share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	0.00%
Performance share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	200.00%
Performance share units new issues
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per equity instrument granted (CDN per share) | (per share)	$ 9.86			$ 22.39
Number of share options granted in share-based payment arrangement (in shares)	397,933	421,502
Performance share unit, performance criteria met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	13,937	0